Related party transaction	6 Months Ended
Jun. 30, 2022
Related party transaction

26.	Related party transaction

Key management compensation

The aggregate compensation of the members of the Company’s Management Board includes the following:

€ in thousand	Six months ended June 30,
	2022	2021
Salaries and other short-term employee benefits	886	677
Other long-term benefits	18	15
Share-based payments (expense of the period)	288	448
Key management compensation	1,192	1,140

Supervisory Board compensation

The aggregate compensation of the members of the Company’s Supervisory Board amounted to €162 thousand (six months ended June 30, 2021: €140 thousand).

R&D tax-credit

As at June 30, 2022, the aggregate amount of Valneva SE’ R&D tax-credit financed by Bpifrance amounted to €2.4 million. Bpifrance was not a related party as at December 31, 2021.

Rendering of services

Services provided by Valneva to Groupe Grimaud La Corbière SAS, being shareholder of Valneva are considered related party transactions and consist of services within a Collaboration and Research License agreement and of the provision of premises and equipment.

€ in thousand	Six months ended June 30,
	2022	2021
Provision of services:	37	47
Operating activities	1,099	73
Provision of services	1,136	120

Operating activities amounting to € 1.1 million included Valneva’s agreement with Vital Meat SAS (part of Group Grimaud La Corbière SAS) according to which Valneva transferred certain assets (patent and cell lines) to Vital Meat SAS for a consideration of €1.0 million.